Segment and Geographical Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 673,304	$ 389,330
Geographic Concentration Risk | Sales Revenue, Net
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 673,304	$ 389,330
Revenues (as a percent)	100.00%	100.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 48,107	$ 26,893
Revenues (as a percent)	7.20%	6.90%
Geographic Concentration Risk | Sales Revenue, Net | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 478,286	$ 284,095
Revenues (as a percent)	71.00%	72.90%
Geographic Concentration Risk | Sales Revenue, Net | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 44,590	$ 25,958
Revenues (as a percent)	6.60%	6.70%
Geographic Concentration Risk | Sales Revenue, Net | Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 31,625	$ 18,163
Revenues (as a percent)	4.70%	4.70%
Geographic Concentration Risk | Sales Revenue, Net | Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 70,696	$ 34,221
Revenues (as a percent)	10.50%	8.80%